Risk management - Credit risk - Other credit risk aspects and management (Details) $ in Millions	12 Months Ended
	Dec. 31, 2020 MXN ($) customer	Dec. 31, 2019 MXN ($) customer	Dec. 31, 2018 MXN ($)
Concentration of risk
Financing granted in excess of Basic Capital threshold	$ 0	$ 0
Percentage of customer loans that are secured	64.30%
Mortgages to individuals as a percentage of net customer loans	25.00%
Percentage of sovereign risk exposure concentrated in short-term and medium-term maturities	53.00%
Increase (decrease) of loans and advances to customers (as a percent)	1.60%
Amount of non-performing loans	$ 21,909
Increase (decrease) of non-performing loans (as a percent)	22.00%
Non-performing loans ratio (as a percent)	3.10%
Increase (decrease) of non-performing loans ratio (as a percent)	0.60%
Amount of allowance for loan losses	$ 25,551
Increase (decrease) of allowance for loan losses (as a percent)	16.00%
Impairment losses on financial assets	$ 21,799	19,220	$ 18,810
Increase (decrease) of impairment loss on financial assets ( as a percent)	13.40%
Gains (losses) on modification of financial assets	$ (1,743)
Amount of Stage 2 classification	70,531
Financial assets at amortized cost category
Concentration of risk
Impairment losses on financial assets	21,731	19,220	18,806
Financial assets at amortized cost category | Loans and advances - Customers | Impairment losses
Concentration of risk
Post-model adjustments or overlay	1,458
Impairment losses on financial assets	(25,184)	$ (21,673)	$ (20,947)
Financial assets at amortized cost category | Loans and advances - Customers | Impairment overlay | Impairment losses
Concentration of risk
Post-model adjustments or overlay	$ 845
Credit risk | Maximum
Concentration of risk
Concentration risk, percentage of Basic Capital	40.00%	40.00%
Credit risk | Three main debtors or groups of individuals
Concentration of risk
Number of debtors | customer	3	3
Concentration of credit risk	$ 40,955	$ 40,935
Concentration risk, percentage of Basic Capital	36.59%	40.84%
Credit risk | Debtors granted two loans
Concentration of risk
Number of loans | customer	2
Credit risk | Debtors granted loan one
Concentration of risk
Concentration of credit risk	$ 38,000
Credit risk | Debtors granted loan one | Minimum
Concentration of risk
Concentration risk, percentage of Basic Capital	10.00%
Credit risk | Debtors granted loan two
Concentration of risk
Concentration of credit risk	$ 20,047
Credit risk | Debtors granted loan two | Minimum
Concentration of risk
Concentration risk, percentage of Basic Capital	10.00%